Overview and Summary of Significant Accounting Policies (Excise Taxes Levied by State or Local Governments) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Overview and Summary of Significant Accounting Policies [Abstract]
State/Local excise taxes	$ 11.9	$ 11.6	$ 24.8	$ 25.7